Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]
Statement of comprehensive income [abstract]
Net income	$ 823,232	$ 754,405
Items that may be reclassified to income or loss in future years:
Foreign currency translation differences	(10,148)	12,960
Net investment hedge, net of tax	(72,046)	(15,542)
Employee benefits, net of tax	292	87
Items that may never be reclassified to income:
Defined benefit plan remeasurement, net of tax	63,508	(4,128)
Items directly reclassified to retained earnings:
Unrealized (loss) gain on investments in equity securities measured at fair value through OCI, net of tax	(5,495)	24,147
Other comprehensive (loss) income, net of tax	(23,889)	17,524
Total comprehensive income	$ 799,343	$ 771,929

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))